Description of Organization and Business Operations (Details) - USD ($)			2 Months Ended	3 Months Ended	12 Months Ended
	Nov. 14, 2025	Mar. 03, 2025	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Description of Organization and Business Operations [Line Items]
Date of incorporation				Nov. 27, 2024	Nov. 27, 2024
Gross proceeds					$ 230,000,000
Sale of warrants				4,500,000
Price per warrant				$ 1
Gross proceeds from warrants				$ 4,500,000
Number of shares in a unit				1	1
Transaction costs				$ 7,723,148	$ 7,723,148
Cash underwriting fee				250,000	250,000
Other offering costs				$ 573,148	$ 573,148
Fair market value percentage			80.00%	80.00%	80.00%
Percentage of outstanding voting securities				50.00%	50.00%
Maturity term of U.S government treasury obligations				185 days	185 days
Public shares, percentage			100.00%	100.00%	100.00%
Interest to pay dissolution expenses				$ 100,000	$ 100,000
Cash and cash equivalents			$ 1,329,433	1,124,492	1,329,433	$ 0
Deferred Fee				6,900,000	6,900,000
Revenue	$ 400,000,000		$ 400,000,000
Other income				525,000,000
Working capital loan				1,500,000
Working Capital Loans
Maximum [Member]
Description of Organization and Business Operations [Line Items]
Interest taxes	5,000,000
Minimum [Member]
Description of Organization and Business Operations [Line Items]
Interest taxes	$ 500,000
Working Capital Loans Member
Description of Organization and Business Operations [Line Items]
Working Capital Loans					$ 0
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Price per warrant			$ 1	$ 1	$ 1
Gross proceeds from warrants				$ 4,500,000	$ 4,500,000
Working capital loan			$ 1,500,000		$ 1,500,000
Private Placement Warrants [Member] | Loans [Member]
Description of Organization and Business Operations [Line Items]
Conversion price per share			$ 1	$ 1	$ 1
Private Placement Warrants [Member] | Working Capital Loans Member
Description of Organization and Business Operations [Line Items]
Conversion price per share			1	1	1
Trust Account [Member]
Description of Organization and Business Operations [Line Items]
Price per share			10.05	10.05	10.05
Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per warrant			11.5	$ 11.5	$ 11.5
Number of shares in a unit					1
Number of warrants in a unit		1
Warrant to purchase share				11.5
Common stock par value			0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Price per warrant			$ 11.5	$ 11.5	$ 11.5
Warrant to purchase share			1	1	1
Teamshares Merger Agreement [Member]
Description of Organization and Business Operations [Line Items]
Common stock par value			$ 10	$ 10	$ 10
Other income					$ 525,000,000
IPO [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued			23,000,000	23,000,000	23,000,000
Price per unit		$ 10.05	$ 10	$ 10	$ 10
Gross proceeds		$ 231,150,000
IPO [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Sale of warrants			4,500,000	4,500,000	4,500,000
IPO [Member] | Trust Account [Member]
Description of Organization and Business Operations [Line Items]
Price per unit		$ 10.05
IPO [Member] | Live Oak Sponsor V, LLC [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued		23,000,000
Price per unit		$ 10
Gross proceeds		$ 230,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Warrant to purchase share			1	1	1
Common stock par value			$ 12	$ 12	$ 12
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued			3,000,000	3,000,000	3,000,000
Over-Allotment Option [Member] | Live Oak Sponsor V, LLC [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued		3,000,000
Price per unit		$ 10
Price per warrant		10
Private Placement [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Sale of warrants			4,500,000	4,500,000	4,500,000
Gross proceeds from warrants				$ 4,500,000	$ 4,500,000
Private Placement [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per warrant			$ 11.5	$ 11.5	$ 11.5
Warrant to purchase share			1	1	1
Public Share [Member]
Description of Organization and Business Operations [Line Items]
Price per share			$ 10.05	$ 10.05	$ 10.05
Public Share [Member] | Trust Account [Member]
Description of Organization and Business Operations [Line Items]
Price per share			$ 10.39	$ 10.39	$ 10.39
Public Share [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line Items]
Price per unit		$ 0.0001